Audit fees	12 Months Ended
Dec. 31, 2021
Audit fees
Audit fees

30.Audit fees

The following auditors’ fees were expensed in the income statement:

	Year Ended December 31,
Fees	2021	2020	2019

	in thousands of $
Audit Fees (1)	$1,183	$923	$817
Audit-related Fees	267	188	178
Tax Fees (2)	79	—	—
All other Fees	—	—	—
Total	$1,529	$1,111	$995
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax services performed by the Deloitte network.